Investment Strategy - Shelton 100-Index Fund	Nov. 05, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]	Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the “Solactive United States Technology 100 Capped C1 Index.
Strategy Portfolio Concentration [Text]	Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the “Solactive United States Technology 100 Capped C1 Index.